Reconciliation of (loss)/profit for the year to cash flow from operations before contract acquisition costs - Summary of Reconciliation of (Loss)/Profit for the Year to Cash Flow From Operations Before Contract Acquisition Costs (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of (loss)/profit or loss to net cash flows from operating activities [abstract]
(Loss)/profit for the year	$ (260)	$ 386	$ 350
Adjustments for:
Net financial expenses	140	115	96
Fair value (gains)/losses on contingent purchase consideration	(13)	(27)	4
Tax (credit)/charge	(20)	156	132
Depreciation and amortisation	110	116	115
System Fund depreciation and amortisation	62	54	49
Impairment loss on financial assets	88	8	17
System Fund impairment loss on financial assets	24	12	11
Other impairment charges	226	131
System Fund other impairment charges	41
Other operating exceptional items	(4)	55	104
System Fund other operating exceptional items	20	28	47
Share of losses of associates and joint ventures	14	3	1
System Fund share of losses of associates and joint ventures	1
Share-based payments cost	32	42	38
Dividends from associates and joint ventures	2	7	5
Decrease in inventories	1
Decrease/(increase) in trade and other receivables	38	(70)	(71)
Increase in contract costs	(2)	(11)	(3)
Increase in deferred revenue	1	57	141
(Decrease)/increase in trade and other payables	(69)	(63)	11
Utilisation of provisions, net of charge, excluding exceptional items	16	7	(6)
Retirement benefit contributions, net of costs	(3)	(3)	(12)
Cash flows relating to exceptional items	(87)	(55)	(137)
Contract assets deduction in revenue	25	21	19
Other movements in contract assets	(7)	(1)	3
Other items	(4)
Total adjustments	632	582	564
Cash flow from operations before contract acquisition costs	$ 372	$ 968	$ 914